Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 05, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Grants of Certain Equity Awards

We generally grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment or promotion (which new hire grants are typically made on the 15th of the month following the month of hire). Currently we grant stock options and we do not have a formal policy regarding the timing of the grant of options in relation to our disclosure of material nonpublic information, however our Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

As required by Item 402(x) of Regulation S-K under the Exchange Act, the table below presents information regarding stock options issued to our named executive officers in fiscal year 2024 during the period beginning four business days before and ending one business day after the filing of a Current Report on Form 8-K disclosing the appointment of Mr. Murphy as our Chief Financial and Business Officer.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grante Date Fair Value of the Award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (%)

Natalie Holles	1/5/2024	396,000	$10.89	4,312,440	1.9%
Chief Executive Officer
Christopher Murphy	1/5/2024	410,000	$10.89	4,464,900	1.9%
Chief Financial and Business Officer

Award Timing Method

We generally grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment or promotion (which new hire grants are typically made on the 15th of the month following the month of hire). Currently we grant stock options and we do not have a formal policy regarding the timing of the grant of options in relation to our disclosure of material nonpublic information, however our Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

As required by Item 402(x) of Regulation S-K under the Exchange Act, the table below presents information regarding stock options issued to our named executive officers in fiscal year 2024 during the period beginning four business days before and ending one business day after the filing of a Current Report on Form 8-K disclosing the appointment of Mr. Murphy as our Chief Financial and Business Officer.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Currently we grant stock options and we do not have a formal policy regarding the timing of the grant of options in relation to our disclosure of material nonpublic information, however our Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grante Date Fair Value of the Award ($)

Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (%)

Natalie Holles	1/5/2024	396,000	$10.89	4,312,440	1.9%
Chief Executive Officer
Christopher Murphy	1/5/2024	410,000	$10.89	4,464,900	1.9%
Chief Financial and Business Officer

Natalie Holles
Awards Close in Time to MNPI Disclosures
Name		Natalie Holles
Underlying Securities | shares		396,000
Exercise Price | $ / shares		$ 10.89
Fair Value as of Grant Date | $		$ 4,312,440
Underlying Security Market Price Change | Rate		1.90%
Christopher Murphy
Awards Close in Time to MNPI Disclosures
Name		Christopher Murphy
Underlying Securities | shares		410,000
Exercise Price | $ / shares		$ 10.89
Fair Value as of Grant Date | $		$ 4,464,900
Underlying Security Market Price Change | Rate		1.90%